Trade Receivables - Schedule of Trade Receivables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Trade Receivables [Line Items]
Accounts receivable	$ 32,907,367	$ 27,892,998
Less: allowance for doubtful accounts	(440,679)	(110,293)
Accounts receivable, net	32,466,688	27,782,705
Note receivable		29,108
Trade accounts receivable	$ 32,466,688	$ 27,811,813